Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2020

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2020	1,885	396	219	369	2,869
Additions during the year	313	—	—	16	329
Deductions during the year	(78)	—	(1)	(17)	(96)

Balance as of December 31, 2020	2,120	396	218	368	3,102

Accumulated Depreciation

Balance as of January 1, 2020	816	381	65	319	1,581
Additions during the year:	288	7	21	34	350
Deductions during the year	(48)	—	(*)	(13)	(61)

Balance as of December 31, 2020	1,056	388	86	340	1,870

Depreciated cost as of December 31, 2020	1,064	8	132	28	1,232

Depreciated cost as of December 31, 2020 (convenience translation into U.S. dollars (Note 2d))	332	2	41	9	384

Balance as of December 31, 2019:

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2019	1,777	396	220	359	2,752
Additions during the year	108	—	—	15	123
Deductions during the year	—	—	(1)	(5)	(6)

Balance as of December 31, 2019	1,885	396	219	369	2,869

Accumulated Depreciation

Balance as of January 1, 2019	536	366	45	261	1,208
Additions during the year:	280	15	20	61	376
Deductions during the year	—	—	(*)	(3)	(3)

Balance as of December 31, 2019	816	381	65	319	1,581

Depreciated cost as of December 31, 2019	1,069	15	154	50	1,288